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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06511

Regions Morgan Keegan Select Funds

(Exact name of registrant as specified in charter)

Morgan Keegan Tower, Fifty North Front Street, Memphis, TN	38103

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006
(Name and address of agent for service)

Registrant’s telephone number, including area code: 901-524-4100

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

          File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Regions Morgan Keegan Select LEADER Growth Equity Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares	Value
Common Stocks - 98.5%
Aerospace - 3.0%
United Technologies Corp.	10,000	$1,067,000

Chemicals - 1.5%
Dow Chemical Co.	12,000	543,480

Computer Software - 7.0%
Adobe Systems, Inc.	30,000	991,800
Citrix Systems, Inc. *	20,000	503,200
Microsoft Corp.	36,600	944,280

		2,439,280

Computers & Business Equipment - 5.2%
Cisco Systems, Inc. *	20,000	387,600
Network Appliance, Inc. *	50,000	1,438,000

		1,825,600

Cosmetics & Toiletries - 2.4%
Procter & Gamble Co.	15,400	849,310

Diversified Operations - 4.2%
General Electric Co.	40,000	1,459,200

Drugs & Healthcare - 12.5%
Abbott Laboratories	10,700	516,168
Caremark Rx, Inc. *	11,610	518,503
Genzyme Corp. *	15,000	935,850
Gilead Sciences, Inc. *	30,000	1,224,000
Invitrogen Corp. *	15,000	1,189,950

		4,384,471

Electrical Equipment - 1.9%
Emerson Electric Co.	10,000	664,700

Finance & Banking - 4.2%
American Express Co.	10,000	538,500
Bank of America Corp.	20,000	926,400

		1,464,900

Food & Beverages - 3.4%
PepsiCo, Inc.	12,000	675,600
Sysco Corp.	14,000	520,240

		1,195,840

Machinery & Equipment - 2.7%
Caterpillar, Inc.	10,000	941,100

Medical Instruments - 12.1%
Johnson & Johnson	12,000	805,200
Medtronic, Inc.	12,700	682,625
St. Jude Medical, Inc. *	34,000	1,364,080
Zimmer Holdings, Inc. *	18,000	1,378,440

		4,230,345

Mining - 1.1%
Newmont Mining Corp.	10,000	372,400

Oil & Gas - 16.1%
Apache Corp.	10,000	587,600
Burlington Resources, Inc.	25,000	1,266,999
ChevronTexaco Corp.	10,000	537,800
ConocoPhillips	10,000	1,078,400
Exxon Mobil Corp.	14,000	786,800
GlobalSantaFe Corp.	20,000	732,800
Schlumberger Ltd.	10,000	683,700

		5,674,099

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Retail - 6.2%
CVS Corp.	13,000	713,050
Lowe’s Companies, Inc.	16,000	915,360
Walgreen Co.	12,000	544,080

		2,172,490

Semiconductors - 4.0%
Applied Materials, Inc.	30,000	492,300
Intel Corp.	20,000	538,600
KLA-Tencor Corp.	8,000	363,280

		1,394,180

Steel - 3.0%
Nucor Corp.	20,000	1,059,200

Telecommunications - 3.2%
QUALCOMM, Inc.	30,000	1,117,800

Tobacco - 3.3%
Altria Group, Inc.	12,000	805,680
UST, Inc.	8,000	356,480

		1,162,160

Transportation Services - 1.5%
United Parcel Service, Inc., Class B	7,000	515,550

Total Common Stocks (Cost $28,129,538)		34,533,105

Short Term Investments - 1.5%
Mutual Fund - 1.5%
Fidelity Institutional Money Market Portfolio	271,661	271,661
Fidelity Institutional Prime Money Market Portfolio	271,661	271,661

Total Short Term Investments (Cost $543,322)		543,322

Total Investments (Cost $28,672,860) (a) - 100.0%		35,076,427
Other Assets in Excess of Liabilities - 0.0%		1,487

Net Assets - 100.0%		$35,077,914

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,938,491
Unrealized depreciation	(534,924)

Net unrealized appreciation	$6,403,567

*	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select LEADER Growth & Income Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares	Value
Common Stocks - 94.0%
Aerospace - 1.7%
United Technologies Corp.	20,000	$2,134,000

Chemicals - 2.6%
Dow Chemical Co.	75,000	3,396,750

Computer Software - 3.0%
Microsoft Corp.	150,000	3,870,000

Computers & Business Equipment - 5.1%
Cisco Systems, Inc. *	160,000	3,100,800
Dell, Inc. *	85,000	3,390,650

		6,491,450

Cosmetics & Toiletries - 2.8%
Procter & Gamble Co.	65,000	3,584,750

Diversified Operations - 3.6%
General Electric Co.	125,000	4,560,000

Drugs & Healthcare - 4.6%
Bristol-Myers Squibb Co.	120,000	3,043,200
Gilead Sciences, Inc. *	70,000	2,856,000

		5,899,200

Finance & Banking - 18.2%
Bank of America Corp.	102,212	4,734,460
Citigroup, Inc.	48,333	2,276,968
J.P. Morgan Chase & Co.	104,824	3,747,458
KeyCorp	100,000	3,276,000
Mellon Financial Corp.	36,600	1,016,016
U.S. Bancorp	50,000	1,466,500
Wachovia Corp.	98,530	5,000,397
Wells Fargo & Co.	30,200	1,824,382

		23,342,181

Food & Beverages - 4.1%
ConAgra Foods, Inc.	125,000	3,268,750
Sara Lee Corp.	100,000	2,029,000

		5,297,750

Medical Instruments - 6.2%
Johnson & Johnson	75,000	5,032,500
Medtronic, Inc.	55,152	2,964,420

		7,996,920

Oil & Gas - 18.5%
ChevronTexaco Corp.	100,000	5,378,000
ConocoPhillips	35,344	3,811,497
Exxon Mobil Corp.	100,000	5,620,000
Sunoco, Inc.	55,000	5,641,349
Valero Energy Corp.	46,322	3,178,616

		23,629,462

Railroads - 1.9%
Burlington Northern Santa Fe Corp.	50,000	2,471,000

Restaurants - 0.7%
McDonald’s Corp.	29,400	909,636

Retail - 4.8%
CVS Corp.	50,000	2,742,500
Lowe’s Companies, Inc.	60,000	3,432,600

		6,175,100

Semiconductors - 5.7%
Applied Materials, Inc.	200,000	3,282,000
Intel Corp.	150,000	4,039,500

		7,321,500

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Telecommunications - 1.8%
Corning, Inc. *	70,000	1,097,600
Vodafone Group PLC — ADR	50,000	1,259,000

		2,356,600

Tobacco - 6.1%
Altria Group, Inc.	50,000	3,357,000
UST, Inc.	100,000	4,456,000

		7,813,000

Utilities - 2.6%
Southern Co.	100,000	3,395,000

Total Common Stocks (Cost $76,729,200)		120,644,299

Preferred Stocks - 0.6%
Finance & Banking - 0.6%
Harris Preferred Capital, Series A, 7.375%	30,000	762,300

Total Preferred Stocks (Cost $750,000)		762,300

Short Term Investments - 5.2%
Mutual Fund - 5.2%
Fidelity Institutional Money Market Portfolio	3,346,961	3,346,961
Fidelity Institutional Prime Money Market Portfolio	3,346,962	3,346,962

Total Short Term Investments (Cost $6,693,923)		6,693,923

Total Investments (Cost $84,173,123) (a) - 99.8%		128,100,522
Other Assets in Excess of Liabilities - 0.2%		254,152

Net Assets - 100.0%		$128,354,674

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$45,522,477
Unrealized depreciation	(1,595,078)

Net unrealized appreciation	$43,927,399

*	Represents non-income producing securities.

ADR – American Depository Receipt

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select LEADER Balanced Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares/Principal Amount	Value
Common Stocks - 61.8%
Aerospace - 2.1%
United Technologies Corp.	10,000	$1,067,000

Automobiles & Trucks - 1.4%
PACCAR, Inc.	10,000	707,500

Brewery - 1.4%
Anheuser-Busch Companies, Inc.	15,000	702,750

Computer Software - 2.0%
Microsoft Corp.	40,000	1,032,000

Computers & Business Equipment - 0.6%
International Business Machines Corp.	4,000	302,200

Cosmetics & Toiletries - 1.1%
Procter & Gamble Co.	10,000	551,500

Diversified Operations - 3.6%
3M Co.	11,000	843,150
General Electric Co.	17,000	620,160
Ingersoll-Rand Co., Class A	2,400	185,784
Textron, Inc.	3,000	231,870

		1,880,964

Drugs & Healthcare - 3.3%
Bristol-Myers Squibb Co.	35,000	887,600
Gilead Sciences, Inc. *	20,000	816,000

		1,703,600

E-Commerce & Services - 0.7%
eBay, Inc. *	10,000	380,100

Finance & Banking - 11.5%
American Express Co.	11,000	592,350
Bank of America Corp.	25,106	1,162,910
Citigroup, Inc.	12,000	565,320
J.P. Morgan Chase & Co.	4,000	143,000
KeyCorp	15,000	491,400
Lehman Brothers Holdings, Inc.	6,000	553,200
Wachovia Corp.	28,480	1,445,360
Wells Fargo & Co.	17,000	1,026,970

		5,980,510

Food & Beverages - 2.7%
ConAgra Foods, Inc.	25,000	653,750
PepsiCo, Inc.	13,000	731,900

		1,385,650

Machinery & Equipment - 0.5%
Caterpillar, Inc.	3,000	282,330

Medical Instruments - 3.0%
Johnson & Johnson	15,000	1,006,500
Medtronic, Inc.	10,000	537,500

		1,544,000

Mining - 4.8%
Newmont Mining Corp.	20,000	744,800
Phelps Dodge Corp.	20,000	1,748,000

		2,492,800

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Oil & Gas - 16.1%
Burlington Resources, Inc.	10,000	506,800
ChevronTexaco Corp.	20,000	1,075,600
ConocoPhillips	12,000	1,294,080
Devon Energy Corp.	18,000	826,200
Exxon Mobil Corp.	25,000	1,405,000
GlobalSantaFe Corp.	20,000	732,800
Schlumberger Ltd.	7,500	512,775
Sunoco, Inc.	20,000	2,051,399

		8,404,654

Retail - 3.1%
Lowe’s Companies, Inc.	20,000	1,144,200
Walgreen Co.	10,000	453,400

		1,597,600

Semiconductors - 1.7%
Intel Corp.	32,000	861,760

Telecommunications - 1.0%
Nokia Oyj — ADR	10,000	168,600
QUALCOMM, Inc.	10,000	372,600

		541,200

Tobacco - 1.2%
UST, Inc.	14,000	623,840

Total Common Stocks (Cost $26,088,496)		32,041,958

Corporate Bonds - 11.7%
Aerospace - 1.0%
United Technologies Corp., 4.875%, 11/1/2006	$500,000	506,954

Computers & Business Equipment - 0.9%
Hewlett-Packard Co., 5.50%, 7/1/2007	500,000	513,671

Drugs & Healthcare - 1.0%
Abbott Laboratories, 5.625%, 7/1/2006	500,000	507,829

Finance & Banking - 3.8%
General Electric Capital Corp., 2.85%, 1/30/2006	500,000	497,469
Goldman Sachs Group, Inc., 4.125%, 1/15/2008	500,000	499,610
Morgan Stanley, 6.10%, 4/15/2006	500,000	509,517
National Rural Utilities Cooperative Finance Corp., 3.00%, 2/15/2006	500,000	497,594

		2,004,190

Insurance - 1.0%
Allstate Corp., 5.375%, 12/1/2006	500,000	508,205

Mining - 1.0%
Alcoa, Inc., 4.25%, 8/15/2007	500,000	500,763

Oil & Gas - 1.0%
ConocoPhillips, 4.75%, 10/15/2012	500,000	508,635

Retail - 1.0%
Wal-Mart Stores, Inc., 4.375%, 7/12/2007	500,000	504,777

Telecommunications - 1.0%
Verizon Global Funding Corp., 4.00%, 1/15/2008	500,000	497,308

Total Corporate Bonds (Cost $6,115,680)		6,052,332

Government and Agency Bonds - 10.0%
Fannie Mae - 7.9%
2.343%, 7/22/2005(b)	1,000,000	995,707
3.125%, 7/15/2006	1,000,000	994,039
6.625%, 10/15/2007	1,000,000	1,063,452
6.00%, 5/15/2008	1,000,000	1,057,569

		4,110,767

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Federal Home Loan Bank - 2.1%
6.21%, 6/2/2009	$1,000,000	1,086,359

Total Government and Agency Bonds (Cost $5,049,816)		5,197,126

U.S. Treasury Obligations - 8.6%
U.S. Treasury Notes - 8.6%
1.50%, 7/31/2005	1,500,000	1,496,543
2.75%, 6/30/2006	1,000,000	992,734
3.125%, 5/15/2007	2,000,000	1,982,812

Total U.S. Treasury Obligations (Cost $4,502,160)		4,472,089

Short Term Investments - 7.5%
Mutual Fund - 7.5%
Fidelity Institutional Money Market Portfolio	1,955,468	1,955,468
Fidelity Institutional Prime Money Market Portfolio	1,955,469	1,955,469

Total Short Term Investments (Cost $3,910,937)		3,910,937

Total Investments (Cost $45,667,089) (a) - 99.6%		51,674,442
Other Assets in Excess of Liabilities - 0.4%		220,137

Net Assets - 100.0%		$51,894,579

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,204,082
Unrealized depreciation	(1,196,729)

Net unrealized appreciation	$6,007,353

(b)	Discount Note. The rate disclosed represents effective yield at purchase.

*	Represents non-income producing securities.

ADR – American Depository Receipt

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares/Principal Amount	Value
Municipal Bonds - 97.0%
Alaska - 3.4%
Anchorage, Alaska, General Obligation,
Series A, 5.625%, 9/1/2016, MBIA	$350,000	$389,767

Arkansas - 4.5%
Arkansas State Development Finance
Authority, Public Health Laboratory Project Revenue, 4.00%, 12/1/2011, AMBAC	250,000	260,155
Beaver Water District, Arkansas, Benton
& Washington Counties Water Revenue, 4.00%, 11/15/2009, AMBAC	250,000	259,283

		519,438

Colorado - 3.5%
Denver, Colorado, City & County
Airport Revenue, Series E, 6.00%, 11/15/2011, MBIA	350,000	398,822

Florida - 2.9%
Palm Beach County, Florida, Solid
Waste Authority Revenue, Series A, 6.00%, 10/1/2009, AMBAC	300,000	333,426

Illinois - 7.2%
Cook County, Illinois, Community
College District No. 508 Revenue, Series C, 7.70%, 12/1/2007, MBIA	250,000	277,973
Illinois Health Facilities Authority,
Advocate Network Health Care Revenue, 6.125%, 11/15/2022	500,000	557,510

		835,483

Indiana - 6.0%
Hamilton Southeastern, Indiana,
Consolidated School Building Corp. Revenue, 4.871%, 7/1/2015(b), AMBAC	500,000	326,625
Indiana State Fair Commission,
Fairgrounds Revenue, 4.10%, 1/1/2013, AMBAC	350,000	364,336

		690,961

Kansas - 2.8%
Kansas State Development Finance
Authority, Department of Commerce & Housing Revenue, 5.00%, 6/1/2011, MBIA	300,000	328,044

Kentucky - 4.9%
Kentucky State Property & Building
Commission, Project No. 68 Revenue, 5.75%, 10/1/2012	500,000	564,585

Maryland - 5.0%
Maryland State, State & Local Facilities,
General Obligation, Series II, 5.50%, 7/15/2013	500,000	575,825

Michigan - 2.4%
Michigan Public Power Agency,
Combustion Turbine Project No. 1 Revenue, Series A, 5.25%, 1/1/2012, AMBAC	250,000	277,515

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Nebraska - 7.3%
Omaha Public Power District, Nebraska
Electric Revenue, Series B, 6.15%, 2/1/2012	750,000	848,235

Nevada - 7.8%
Clark County, Nevada Highway
Improvement, Motor Vehicle Fuel Tax Revenue, 5.125%, 7/1/2017, AMBAC	480,000	523,521
Washoe County, Nevada, General
Obligation, Series A, 5.50%, 11/1/2011, FGIC	340,000	382,684

		906,205

New Jersey - 2.9%
North Jersey District Water Supply,
Wanaque South Project Revenue, Series A, 5.00%, 7/1/2012, MBIA	300,000	331,551

New Mexico - 1.9%
University of New Mexico, University
Revenue, Series A, 5.00%, 6/1/2010	200,000	216,976

North Carolina - 2.4%
North Carolina, Infrastructure Financial
Corp., Correctional Facilities Lease Revenue, 5.00%, 10/1/2011	250,000	274,380

Oregon - 4.6%
Salem-Keizer, Oregon, School District
No. 24J, General Obligation, 5.10%, 6/1/2012, FSA	500,000	527,800

South Dakota - 7.4%
Heartland Consumers Power District,
South Dakota Electric Revenue, 6.375%, 1/1/2016	530,000	608,349
South Dakota Housing Development
Authority, Homeownership Mortgage Revenue, Series G, 3.45%, 5/1/2010	250,000	247,988

		856,337

Tennessee - 1.3%
Jackson, Tennessee, Hospital Revenue,
5.50%, 4/1/2010, AMBAC	150,000	153,741

Texas - 9.2%
Austin, Texas, Public Improvement,
General Obligation, 4.75%, 9/1/2014	500,000	517,280
San Antonio, Texas, General Obligation,
Series A, 5.25%, 2/1/2010	500,000	544,034

		1,061,314

Washington - 9.6%
Seattle, Washington, Municipal Light &
Power Revenue, 5.00%, 3/1/2020, FSA	250,000	264,280
Washington State Public Power Supply
System, Nuclear Project No. 1 Revenue, Series B, 7.25%, 7/1/2009	25,000	27,337
Washington State, General Obligation,
Series B, 5.50%, 5/1/2009	750,000	815,219

		1,106,836

Total Municipal Bonds (Cost $10,584,212)		11,197,241

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Short Term Investments - 2.0%
Mutual Fund - 2.0%
Federated Tax-Free Obligations Fund	175,902	175,902
Goldman Sachs Financial Square
Tax-Free Money Market Fund	56,213	56,213

Total Short Term Investments (Cost $232,115)		232,115

Total Investments (Cost $10,816,327) (a) - 99.0%		11,429,356
Other Assets in Excess of Liabilities - 1.0%		118,824

Net Assets - 100.0%		$11,548,180

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$616,638
Unrealized depreciation	(3,609)

Net unrealized appreciation	$613,029

(b)	Discount Note. The rate disclosed represents effective yield at purchase.

AMBAC – Insured by American Municipal Bond Assurance Corp.
FGIC – Insured by Financial Guaranty Insurance Co.
FSA – Insured by Financial Security Assurance
MBIA – Insured by Municipal Bond Insurance Association

*	Variable Rate Instruments. The rate presented is the rate in effect at May 31, 2005. The maturity date reflected is the final maturity date.

The Tax-Exempt Bond Fund invests primarily in municipal debt instruments. The issuer’s abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Bond Fund had the following concentrations at May 31, 2005 (as a percentage of total investments):

Airports & Flying Services	3.49%
Air, Water, & Solid Waste	2.92%
Colleges & Universities	1.90%
Correctional Facilities	2.40%
Electric Distributing Equipment	7.42%
Electric Services	5.56%
Elementary & Secondary Education	4.62%
Facilities Support Services	4.94%
General Obligation	33.55%
Health Services	4.88%
Hospitals	1.34%
Housing & Urban Development	10.50%
Management Investment, Open-Ended	2.03%
Regulation, Administration of Utilities	4.74%
Schools & Educational Services	2.86%
State Infrastructure	4.58%
Water Supply	2.27%

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select LEADER Intermediate Bond Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares/Principal Amount	Value
Collateralized Mortgage Obligations - 16.5%
Countrywide Alternative Loan Trust,
Series 2005-6CB, Class 1A8, 5.50%, 4/25/2035	$2,000,000	$2,038,313
DSLA Mortgage Loan Trust, Series
2004-AR3, Class 2A2A, 3.46%, 7/19/2044*	1,611,527	1,616,060
Fannie Mae, Series 2005-1, Class GE,
5.00%, 7/25/2033	2,000,000	2,005,056
Freddie Mac, Series 2911, Class UE,
5.00%, 6/15/2033	2,500,000	2,483,924
GSR Mortgage Loan Trust, Series
2004-7, Class 2A1, 4.184%, 6/25/2034*	1,353,903	1,346,414
Master Adjustable Rate Mortgages
Trust, Series 2005-1, Class 9A1, 5.32%, 1/25/2035*	1,865,380	1,893,944
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A1, Class 2A1, 4.653%, 12/25/2034*	951,774	956,719
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 5A2, 5.28%, 2/25/2035*	2,446,980	2,465,332

Total Collateralized Mortgage Obligations (Cost $14,782,091)		14,805,762

Corporate Bonds - 40.2%
Aerospace - 6.0%
Honeywell International, Inc., 7.50%, 3/1/2010	3,000,000	3,417,432
United Technologies Corp., 4.875%, 11/1/2006	2,000,000	2,027,816

		5,445,248

Automobiles & Trucks - 1.9%
General Motors Corp., 7.125%, 7/15/2013	2,000,000	1,664,674

Chemicals - 2.3%
Chevron Phillips Chemical Co., 5.375%, 6/15/2007	2,000,000	2,043,322

Drugs & Healthcare - 2.3%
Abbott Laboratories, 5.625%, 7/1/2006	2,000,000	2,031,314

Finance & Banking - 23.0%
American General Finance Corp.,
4.625%, 5/15/2009	3,000,000	3,015,465
Bank of America Corp., 7.80%, 2/15/2010	3,000,000	3,438,992
Ford Motor Credit Co., 7.00%, 10/1/2013	2,000,000	1,862,946
J.P. Morgan Chase & Co., 7.00%, 11/15/2009	2,000,000	2,201,238
Lehman Brothers Holdings, Inc., 8.25%, 6/15/2007	3,000,000	3,246,726
Morgan Stanley, 6.875%, 3/1/2007	3,000,000	3,147,831
National Rural Utilities Cooperative
Finance Corp., 7.30%, 9/15/2006	1,000,000	1,041,460
Northern Trust Co., 7.10%, 8/1/2009	1,500,000	1,656,536
Wachovia Corp., 6.375%, 2/1/2009	1,000,000	1,073,348

		20,684,542

Insurance - 2.3%
Allstate Corp., 5.375%, 12/1/2006	2,000,000	2,032,820

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Utilities - 2.4%
BellSouth Capital Funding Corp.,
7.75%, 2/15/2010	1,000,000	1,136,520
GTE North, Inc., 5.65%, 11/15/2008	1,000,000	1,030,128

		2,166,648

Total Corporate Bonds (Cost $36,406,497)		36,068,568

Government and Agency Bonds - 30.1%
Federal Farm Credit Bank - 1.1%
4.15%, 4/7/2011	1,000,000	988,336

Federal Home Loan Bank - 4.5%
4.875%, 11/15/2006	1,000,000	1,014,816
7.325%, 5/30/2007	1,000,000	1,068,382
7.375%, 2/12/2010	1,000,000	1,140,918
4.00%, 3/30/2012	800,000	791,641

		4,015,757

Freddie Mac - 9.3%
7.10%, 4/10/2007	2,000,000	2,118,576
7.00%, 3/15/2010	1,000,000	1,128,541
7.49%, 4/16/2012	1,000,000	1,074,297
5.25%, 11/5/2012	4,000,000	4,046,980

		8,368,394

Government National Mortgage Association - 15.2%
5.50%, 10/15/2017	2,623,342	2,715,760
5.00%, 1/15/2019	2,810,443	2,869,931
5.00%, 9/15/2019	2,792,097	2,851,198
5.50%, 9/15/2019	2,594,906	2,686,322
5.50%, 11/15/2019	2,457,828	2,544,415

		13,667,626

Total Government and Agency Bonds (Cost $26,522,462)		27,040,113

U.S. Treasury Obligations - 10.7%
U.S. Treasury Notes - 10.7%
3.125%, 5/15/2007	2,100,000	2,081,953
4.00%, 2/15/2014	2,400,000	2,405,906
4.25%, 8/15/2014	3,000,000	3,056,835
4.25%, 11/15/2014	2,000,000	2,036,094

Total U.S. Treasury Obligations (Cost $9,555,093)		9,580,788

Short Term Investments - 1.9%
Mutual Fund - 1.9%
Fidelity Institutional Money Market Portfolio	842,326	842,326
Fidelity Institutional Prime Money Market Portfolio	842,326	842,326

Total Short Term Investments (Cost $1,684,652)		1,684,652

Total Investments (Cost $88,950,795) (a) - 99.4%		89,179,883
Other Assets in Excess of Liabilities - 0.6%		556,011

Net Assets - 100.0%		$89,735,894

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,266,036
Unrealized depreciation	(1,036,948)
Net unrealized appreciation	$229,088

*	Variable Rate Instruments. The rate presented is the rate in effect at May 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares/Principal Amount	Value
Commercial Paper - 51.7%
Arizona - 9.0%
Mesa, Arizona, 2.90%, 6/1/2005	$1,000,000	$1,000,000
Northern Arizona University, 4.00%, 6/1/2006	1,050,000	1,062,293

		2,062,293

Florida - 4.4%
Florida Municipal Power, 2.80%, 7/8/2005	1,000,000	1,000,000

Illinois - 3.9%
Illinois Housing Facilities Authority, 2.09%, 7/7/2005	900,000	900,000

Kentucky - 3.6%
Danville, Kentucky, 2.73%, 7/6/2005	830,000	830,000

Louisiana - 6.2%
Lafayette, Louisiana Public Improvement Sales Tax, 3.50%, 3/1/2006	605,000	608,315
Louisiana Public Facilities Authority, 2.06%, 7/7/2005	800,000	800,000

		1,408,315

Maryland - 1.3%
Maryland Health & Higher Education Facilities, 2.40%, 7/11/2005	300,000	300,000

Missouri - 0.9%
Jefferson County Missouri, 2.90%, 9/15/2005	200,000	200,103

Nevada - 3.5%
Las Vegas Water Authority, 2.06%, 7/6/2005	800,000	800,000

Texas - 12.8%
El Paso, Texas, 2.60%, 6/2/2005	900,000	900,000
Texas Public Finance, 2.75%, 6/10/2005	1,000,000	1,000,000
University of Texas, 2.30%, 7/7/2005	1,000,000	1,000,000

		2,900,000

Virginia - 2.2%
Virginia Peninsula Ports, 2.09%, 7/5/2005	500,000	500,000

Wisconsin - 3.9%
Wisconsin General Obligation, 2.07%, 7/8/2005	900,000	900,000

Total Commercial Paper (Cost $11,800,711)		11,800,711

Municipal Bonds - 46.1%
Alabama - 3.5%
University of Alabama, University Hospital Revenues, Series B, 2.89%, 9/1/2031*, AMBAC, SPA Credit Suisse First Boston	800,000	800,000

California - 3.9%
California State Revenue Anticipation Notes, Series A, 3.00%, 6/30/2005	900,000	900,735

Colorado - 1.8%
Englewood, Colorado, Multifamily Housing Revenue, 2.89%, 12/1/2034*, FHLMC	420,000	420,000

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Connecticut - 2.2%
Connecticut State, General Obligation, Series A, 2.89%, 3/1/2023*, SPA Dexia Credit Local	500,000	500,000

Florida - 1.1%
Florida State Board of Education, Lottery Revenue, Series A, 3.00%, 7/1/2005, AMBAC	260,000	260,176

Indiana - 4.4%
Indiana Health Facility Financing Authority, Clarian Health Partners, Inc. Hospital Revenue, Series I, 2.96%, 3/1/2033*, SPA Bank of Nova Scotia	1,000,000	1,000,000

Kentucky - 4.7%
Breckinridge County, Kentucky, Lease Program Revenue, Series A, 2.95%, 2/1/2031* LOC U.S. Bank N.A.	500,000	500,000
Mayfield, Kentucky, Multi-City Lease Revenue, 3.00%, 7/1/2026*, LOC Fifth Third Bank	565,000	565,000

		1,065,000

New York - 3.1%
Brookhaven, New York, General Obligation, 2.00%, 8/15/2005, MBIA	700,000	699,519

North Dakota - 1.4%
Fargo, North Dakota, Commercial Development, Kelly Inns Project Revenue, 3.12%, 11/1/2015*, LOC U.S. Bank Trust N.A.	325,000	325,000

South Dakota - 2.0%
Watertown, South Dakota, Industrial Development, Ramkota, Inc. Project Revenue, 3.12%, 8/1/2014*, LOC U.S. Bank Trust N.A.	455,000	455,000

Vermont - 4.4%
Vermont, Industrial Development Authority, Hydroelectric Revenue, 2.95%, 12/1/2013*, LOC Citizens Bank of Massachusetts	1,000,000	1,000,000

Virginia - 4.0%
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, 5.50%, 10/1/2005	900,000	910,529

Washington - 3.9%
Seattle, Washington Municipal Light & Power Revenue, 3.00%, 8/1/2005, FSA	900,000	901,409

Wisconsin - 5.7%
Milwaukee, Wisconsin, Industrial Development, 839 N. Jefferson Street Project Revenue, Series A, 3.12%, 5/1/2010*, LOC Firstar Bank Milwaukee	435,000	435,000
Wisconsin State Health & Educational
Facilities Authority, Ministry Health Care Revenue, Series B, 2.95%, 8/1/2029*, MBIA	850,000	850,000

		1,285,000

Total Municipal Bonds (Cost $10,522,368)		10,522,368

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Short Term Investments - 1.9%
Mutual Fund - 1.9%
Goldman Sachs Financial Square Tax-Free Money Market Fund	436,368	436,368

Total Short Term Investments (Cost $436,368)		436,368

Total Investments (Cost $22,759,447) (a) - 99.7%		22,759,447
Other Assets in Excess of Liabilities - 0.3%		74,857

Net Assets - 100.0%		$22,834,304

(a)	Cost for federal income tax and financial reporting is the same.

*	Variable Rate Instruments. The rate presented is the rate in effect at May 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

AMBAC — Insured by American Municipal Bond Assurance Corp.
FHLMC — Insured by Federal Home Loan Mortgage Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Insurance Association
SPA — Standby Purchase Agreement

The Tax-Exempt Money Market Fund invests primarily in municipal debt instruments. The issuer’s abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Money Market Fund had the following concentrations at May 31, 2005 (as a percentage of total investments):

Colleges & Universities	10.11%
Economic Development	9.34%
Educational Facilities	8.52%
Electric Services	4.39%
Facilities Support Services	4.68%
General Obligation	17.14%
Health Services	3.95%
Hospitals	4.39%
Housing & Urban Development	5.37%
Industrial Revenue	17.84%
Management Investment, Open-Ended	1.92%
Regulation, Administration of Utilities	8.35%
State Infrastructure	4.00%

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select LEADER Money Market Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Shares/Principal Amount	Value
Commercial Paper - 19.7%
Education - 5.1%
University of North Carolina, 3.35%, 8/1/2005	$7,300,000	$7,300,000

Entertainment - 4.9%
Oakland-Alameda County Coliseum & Arena, 3.10%, 7/6/2005	7,000,000	7,000,000

Finance & Banking - 9.7%
Galleon Capital Corp., 3.05%, 6/1/2005(b)(c)	7,000,000	7,000,000
Starbird Funding Corp., 3.06%, 6/1/2005(b)(c)	7,000,000	7,000,000

		14,000,000

Total Commercial Paper (Cost $28,300,000)		28,300,000

Corporate Bonds - 30.0%
Computers & Business Equipment - 2.8%
Hewlett-Packard Co., 3.375%, 12/15/2005	4,000,000	4,003,759

Cosmetics & Toiletries - 3.5%
Gillette Co., 4.00%, 6/30/2005	5,000,000	5,004,773

Drugs & Healthcare - 2.1%
Merck & Company, Inc., 4.484%, 2/22/2006(c)*	3,000,000	3,029,603

Finance & Banking - 8.3%
American Express Credit Co., 3.23%, 9/19/2006*	7,000,000	7,010,775
Toyota Motor Credit Corp., 3.14%, 4/10/2006*	5,000,000	5,000,000

		12,010,774

Insurance - 5.5%
ASIF Global Finance XX, 2.65%, 1/17/2006(c)	8,000,000	7,963,434

Sovereign Agency - 5.0%
Province of Ontario, 4.20%, 6/30/2005	7,150,000	7,161,267

Traffic Management Systems - 2.7%
Liliha Parking Company, LP, 3.60%, 8/1/2024*	3,880,000	3,880,000

Total Corporate Bonds (Cost $43,053,611)		43,053,611

Taxable Municipal Bonds - 16.1%
Colorado - 6.4%
Colorado Housing & Finance Authority, Revenue, 3.08%, 5/1/2041*, SPA Landesbank Hessen	3,000,000	3,000,000
Colorado Housing & Finance Authority,	6,200,000	6,200,000

Single Family Revenue, 3.08%, 11/1/2035*		9,200,000

Hawaii - 1.1%
St. Francis Healthcare Foundation, Hawaii, Revenue, 3.60%, 8/1/2012*, LOC First Hawaiian Bank	1,625,000	1,625,000

Louisiana - 2.4%
Louisiana Public Facilities Authority, Equipment Capital Facilities Revenue, 3.58%, 7/1/2018*, LOC Hibernia National Bank	3,400,000	3,400,000

See accompanying notes to the schedules of portfolio investments.

	Shares/Principal Amount	Value
Massachusetts - 1.0%
Massachusetts State Housing Finance Agency, Multi-Family Revenue, 3.08%, 5/15/2031*, FNMA	1,400,000	1,400,000

Nevada - 1.9%
Nevada Housing Division, Multi-Family, Flamingo Apartment Revenue, Series B, 3.12%, 10/1/2026(c)*, LOC Heller Financial, Inc.	1,175,000	1,175,000
Nevada Housing Division, Multi-Family, Fort Apache Apartment Revenue, Series B, 3.12%, 10/1/2026(c)*, LOC Heller Financial, Inc.	1,520,000	1,520,000

		2,695,000

Utah - 3.3%
Utah Housing Corp., Single Family Mortgage Revenue, Series A-2, 3.08%, 7/1/2033*, LOC Westdeutche Landesbank	4,775,000	4,775,000

Total Taxable Municipal Bonds (Cost $23,095,000)		23,095,000

Government and Agency Bonds - 31.9%
Fannie Mae - 4.7%
5.75%, 6/15/2005	5,023,000	5,029,944
2.25%, 10/27/2005	1,650,000	1,643,418

		6,673,362

Federal Farm Credit Bank - 3.5%
3.097%, 12/15/2005*	5,000,000	5,003,785

Federal Home Loan Bank - 19.5%
1.52%, 6/28/2005	8,000,000	7,995,113
3.00%, 8/15/2005	4,000,000	3,999,774
2.00%, 12/28/2005	5,000,000	4,960,522
3.20%, 2/28/2006	3,000,000	3,000,000
3.035%, 3/28/2006	1,000,000	996,749
3.59%, 12/30/2008*	7,000,000	6,999,999

		27,952,157

Freddie Mac - 4.2%
2.875%, 9/15/2005	4,000,000	3,997,666
2.00%, 10/21/2005	2,000,000	1,992,292

		5,989,958

Total Government and Agency Bonds (Cost $45,619,262)		45,619,262

Short Term Investments - 1.9%
Mutual Fund - 1.9%
Fidelity Institutional Money Market Portfolio	1,385,288	1,385,288
Fidelity Institutional Prime Money Market Portfolio	1,385,288	1,385,288

Total Short Term Investments (Cost $2,770,576)		2,770,576

Total Investments (Cost $142,838,449) (a) - 99.6%		142,838,449
Other Assets in Excess of Liabilities - 0.4%		582,230

Net Assets - 100.0%		$143,420,679

(a)	Cost for federal income tax and financial reporting is substantially the same.

(b)	Discount Note. The rate disclosed represents effective yield at purchase.

See accompanying notes to the schedules of portfolio investments.

(c)	Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Act”). These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

*	Variable Rate Instruments. The rate presented is the rate in effect at May 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA – Insured by Federal National Mortgage Association
LOC – Letter of Credit
SPA – Standby Purchase Agreement

See accompanying notes to the schedules of portfolio investments.

Regions Morgan Keegan Select Funds
Notes to the Schedules of Portfolio Investments
(Unaudited)

Investment Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is primarily traded, or at the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Investments of the Tax-Exempt Money Market Fund and the Money Market Fund (“Money Market Funds”) are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions: Changes in holdings of portfolio securities for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund and Intermediate Bond Fund, shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Fund’s daily Net Asset Value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Security transactions for the Money Market Funds are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Regions Morgan Keegan Select Funds

By (Signature and Title)*	/s/ Carter E. Anthony

Carter E. Anthony, President

Date July 26, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carter E. Anthony

Carter E. Anthony, President

Date July 26, 2005

By (Signature and Title)*	/s/ Joseph C. Weller

Joseph C. Weller, Treasurer

Date July 26, 2005